UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco California Value Municipal Income Trust
NYSE: VCV

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
15	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
25	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	4.79%
Trust at Market Value	11.27
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	2.94
Lipper Closed-End California Municipal Debt Funds Index∎ (Peer Group Index)	4.57
Market Price Premium to NAV as of 8/31/21	1.67

Source(s):▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End California Municipal Debt Funds Index is an unmanaged index considered representative of closed-end California municipal debt funds tracked by Lipper. The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–154.72%(a)
California–147.98%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare);
Series 2012 A, RB(b)(c)	5.00%	02/01/2022	$1,000	$1,020,186

Series 2014 A, RB	5.00%	08/01/2043	2,000	2,174,824

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	870,738

Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	1,805	1,363,883

Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	4,970	4,864,521

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(f)(g)	5.00%	04/01/2027	6,600	8,232,476

Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,907,974

Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,417,384

Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,751,180

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,245	1,213,609

Series 2009, GO Bonds(e)	0.00%	08/01/2028	3,000	2,825,548

Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,010	1,766,786

Series 2009, GO Bonds(e)	0.00%	08/01/2032	430	370,063

California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	22,950	1,882,800

California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	725,827

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,185,385

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	342,217

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	505	628,419

Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	10,000	2,036,013

California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(e)	0.00%	06/01/2046	10,000	2,460,027

California (State of);
Series 2004 B1, VRD GO Bonds (LOC - Barclays Bank PLC)(h)(i)	0.01%	05/01/2033	3,820	3,820,000

Series 2011, GO Bonds(b)(c)	5.00%	09/14/2021	3,050	3,054,989

Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,513,581

Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,109,322

Series 2013, GO Bonds	5.00%	04/01/2037	11,080	11,891,624

Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,499,561

Series 2016, GO Bonds(g)	5.00%	09/01/2045	6,600	7,951,599

Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,176,673

Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,657,454

Series 2021, Ref. GO Bonds	5.00%	09/01/2041	3,010	4,010,823

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,569,773

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(j)	5.00%	04/01/2049	4,145	4,714,137

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(j)	5.00%	02/01/2050	1,500	1,732,377

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	755	907,184

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	438,702

Series 2020, Ref. RB(e)	0.00%	06/01/2055	2,950	750,947

California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(b)(c)	5.00%	12/01/2022	1,600	1,697,903

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	3,025,066

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,475,299

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,898,684

California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(g)	5.25%	04/01/2040	8,940	13,421,815

California (State of) Health Facilities Financing Authority; Series 2020 A, RB(g)	4.00%	08/15/2050	12,000	14,138,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	$3,285	$3,917,228

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	2,940	3,423,762

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(b)(c)(g)	5.00%	08/15/2051	12,000	12,556,270

Series 2017, RB	4.00%	11/15/2047	1,090	1,237,819

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social
Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,388,880

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,432,793

California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(b)(c)	5.25%	11/15/2021	4,000	4,041,834

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,209	3,956,212

Series 2019 A-2, RB	4.00%	03/20/2033	3,576	4,272,351

Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,586	1,878,791

California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(j)	5.00%	08/01/2049	2,640	3,035,506

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(c)	5.00%	01/01/2028	1,500	1,901,380

California (State of) Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB(b)(c)	5.00%	02/01/2023	3,000	3,205,422

California (State of) Municipal Finance Authority;
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,613,723

Series 2020 B, RB	4.00%	09/01/2043	315	353,353

Series 2020 B, RB	4.00%	09/01/2050	455	507,476

California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,711,229

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,552,510

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(j)	5.00%	06/01/2038	560	657,035

Series 2018 A, RB(j)	5.00%	06/01/2048	1,340	1,545,825

California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2046	1,095	1,221,022

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(j)	5.00%	11/01/2046	1,200	1,394,952

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	4,024,033

Series 2014 B, RB	5.88%	08/15/2049	295	316,888

California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,260,574

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	4,163,109

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	2,840	3,517,511

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	449,088

Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,310,111

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,792,237

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,931,985

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(k)	5.00%	12/31/2038	3,995	4,895,890

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,408,157

California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(g)	5.00%	06/01/2042	10,380	12,681,627

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(j)	5.00%	07/01/2049	1,200	1,407,824

California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,264,340

California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(d)	5.00%	07/01/2049	2,035	2,496,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2023	$400	$432,243

Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2025	500	584,033

Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2052	2,375	2,937,726

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(k)	4.00%	07/15/2029	7,120	8,315,625

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,380,253

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	566,204

Series 2019, Ref. RB	5.00%	08/01/2048	2,700	3,013,340

California (State of) Pollution Control Finance Authority;
Series 2012, RB(j)(k)	5.00%	07/01/2027	2,215	2,378,784

Series 2012, RB(j)(k)	5.00%	07/01/2037	6,000	6,292,054

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,017,328

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(j)	5.13%	07/01/2055	2,000	2,150,532

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(j)	5.00%	11/15/2056	1,000	1,159,302

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,224,377

California (State of) Public Works Board; Series 2021 B, RB	4.00%	05/01/2046	2,100	2,509,048

California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,824,229

California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,580,862

California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	8,345	9,157,123

Series 2013 H, RB(b)(c)	5.00%	09/01/2023	2,000	2,194,637

California (State of) School Finance Authority (Alliance for College Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,163,348

Series 2015, RB(j)	5.00%	07/01/2045	2,635	2,963,506

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(j)	5.00%	08/01/2045	600	678,577

Series 2016, Ref. RB(b)(c)(j)	5.00%	08/01/2025	130	153,533

Series 2016, Ref. RB(j)	5.00%	08/01/2046	1,370	1,548,507

California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(j)	5.00%	10/01/2050	1,000	1,188,241

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(j)	5.00%	07/01/2054	1,900	2,166,767

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(j)	5.00%	08/01/2048	1,750	2,067,819

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	664,175

Series 2014 A, RB	5.13%	07/01/2044	750	825,374

Series 2015 A, RB(j)	5.00%	07/01/2045	1,150	1,294,283

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(j)	5.00%	07/01/2039	750	925,427

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,157,030

Series 2012, RB	5.50%	06/01/2042	450	460,353

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	763,829

Series 2017, RB	5.00%	09/02/2046	715	829,340

Series 2020 B, RB	4.00%	09/02/2050	370	420,474
Series 2020, RB	4.00%	09/01/2040	175	200,512

Series 2020, RB	4.00%	09/01/2050	360	406,910

Series 2020, RB	4.00%	09/01/2050	1,035	1,173,453

Series 2020, RB	4.00%	09/01/2050	625	709,150

Series 2020, RB	4.00%	09/01/2050	585	672,467

Series 2020, RB	5.00%	09/02/2050	805	976,243

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,049,356

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,578,079

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,067,847

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,466,789

Series 2017 A, Ref. RB(j)	5.00%	11/01/2041	1,000	1,185,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	$2,000	$2,338,153

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,564,193

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,459,992

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	1,500	1,722,509

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	232,528

Series 2021, RB	4.00%	09/01/2051	380	435,195

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,479,687

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,144,402

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(j)	5.00%	06/01/2046	2,000	2,292,844

Series 2019, RB(j)	5.00%	06/01/2039	375	456,559

Series 2019, RB(j)	5.00%	06/01/2051	1,145	1,369,477

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,978,982

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,194,728

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(j)	5.25%	07/01/2039	910	1,006,387

Series 2019, RB(j)	5.25%	07/01/2049	2,500	2,720,442

California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,220,644

California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(b)(c)(g)	5.00%	12/01/2021	10,090	10,212,423

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	4,179,752

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(e)	0.00%	06/01/2046	17,000	3,709,072

California State University; Series 2012 A, RB(b)(c)(g)	5.00%	11/01/2022	2,010	2,124,777

Calimesa (City of), CA Community Facilities District No. 2018 1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	293,175

Series 2020, RB	4.00%	09/01/2050	250	281,241

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,241,080

Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	85,137

Series 2020, RB	4.00%	09/01/2051	295	331,186

Chino Valley Unified School District (Election of 2016); Series 2020 B, GO Bonds(g)	5.00%	08/01/2055	10,385	13,386,555

Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	336,076

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	566,693

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,756,565

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	130,684

Series 2020, RB	4.00%	09/01/2045	190	214,243

Series 2020, RB	4.00%	09/01/2050	420	471,217

Corona - Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	168,836

Corona - Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,096,261

Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,096,261
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,720	1,885,570

Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,775	1,778,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Dry Creek Joint Elementary School District (Election of 2008 Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2039	$4,420	$2,926,198

Series 2009, GO Bonds(e)	0.00%	08/01/2048	2,860	1,408,913

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	109,581

Series 2020, RB	4.00%	09/01/2028	95	110,732

Series 2020, RB	4.00%	09/01/2050	350	393,738

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	174,370

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	2,735	2,354,869

Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	615	504,693

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,756,982

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	243,086

Series 2020, RB	4.00%	09/01/2050	295	332,401

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	248,606

Series 2020, RB	4.00%	09/01/2050	265	298,597

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,105,129

Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	1,130,026

Foothill - Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(c)(e)	0.00%	01/01/2027	2,950	2,839,120

Series 2015, Ref. RB (INS - AGM)(d)(e)	0.00%	01/15/2035	6,245	4,770,563

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,125,806

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,341,370

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,010	1,012,008

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(c)(e)	0.00%	08/01/2029	85	78,424

Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2029	665	600,595

Glendale Community College District;
Series 2020 B, GO Bonds(g)	4.00%	08/01/2050	10,000	11,750,945

Series 2020, GO Bonds(e)	0.00%	02/01/2045	1,285	664,253

Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,252,057

Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,524,673

Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	995	1,167,901

Series 2015, Ref. RB	5.00%	06/01/2040	810	933,878

Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,835,375

Series 2018 A-1, Ref. RB	5.00%	06/01/2047	18,290	18,899,608

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	3,000	2,966,345

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(d)(j)	4.00%	06/01/2046	925	1,072,505

Series 2021, RB (INS - AGM)(d)(j)	4.00%	06/01/2051	1,250	1,446,342

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(e)	0.00%	06/01/2036	15,000	5,740,362

Series 2007 C-2, RB(e)	0.00%	06/01/2047	35,000	6,339,004

Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,200,431

Series 2012, RB	5.00%	09/02/2025	500	523,893
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	355	389,117

Series 2012, RB	5.00%	09/02/2026	400	437,959

Series 2012, RB	5.00%	09/02/2027	325	355,096

Series 2012, RB	5.00%	09/02/2028	350	381,827

Series 2012, RB	5.00%	09/02/2029	705	767,888

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,171,179

Series 2014, RB	5.00%	09/01/2049	1,055	1,168,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Irvine Ranch Water District; Series 2016, RB(f)(g)	5.25%	02/01/2046	$8,175	$9,941,904

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	1,500	1,707,858

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	594,399

Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,870,992

Series 2019 A, RB (INS - BAM)(d)	4.00%	09/01/2054	1,000	1,168,011

Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2045	2,300	2,682,219

Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2055	2,280	2,636,391

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	341,269

Series 2020 A, RB	4.00%	09/01/2050	525	593,793

Series 2021 A, RB	4.00%	09/01/2050	290	326,767

La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,096,261

Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	4,000	4,385,046

Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2046	110	124,333

Series 2021, RB	4.00%	09/01/2051	120	135,426

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	338,733

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,896,052

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	152,226

Series 2020, RB	4.00%	09/01/2049	320	359,812

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	269,609

Series 2021, Ref. RB	4.00%	09/01/2040	150	171,009

Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,596,288

Series 2015, RB	5.00%	05/15/2026	1,000	1,143,626

Series 2015, RB	5.00%	05/15/2045	4,185	4,605,805

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,059,678

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,223,136

Long Beach Unified School District; Series 2012, Ref. GO Bonds(g)	5.00%	08/01/2031	11,625	12,136,620

Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	3,340	3,704,141

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista-Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,113,211

Series 2014, Ref. RB	5.00%	09/01/2030	985	1,111,409

Los Angeles (City of), CA Department of Airports;
Series 2021 A, Ref. RB(k)	5.00%	05/15/2046	1,120	1,429,115

Series 2021 A, Ref. RB(k)	5.00%	05/15/2051	2,000	2,534,708

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(k)	5.00%	05/15/2037	1,500	1,825,432

Series 2017 A, RB(k)	5.00%	05/15/2042	1,000	1,212,656

Series 2019 F, RB(k)	5.00%	05/15/2044	2,000	2,483,470

Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(g)	5.00%	07/01/2043	5,250	5,453,298

Series 2012 B, Ref. RB(g)	5.00%	06/01/2032	10,000	10,350,031

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,129,808

Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	5,950,269

Series 2020 RYQ, GO Bonds(c)(g)	4.00%	07/12/2042	8,500	10,115,458

Lucia Mar Unified School District (Election of 2016); Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,919,721

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	949,227

Series 2020, RB	4.00%	09/01/2051	1,470	1,638,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(b)(c)	5.00%	07/01/2044	$4,000	$4,159,930

Series 2017, RB(g)	5.00%	07/01/2047	6,035	7,434,372

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	300	332,796

Series 2020 B, RB	4.00%	09/01/2040	300	332,425

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	332,641

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,889,100

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,206,739

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	850	662,263

Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(d)	5.00%	11/01/2023	1,880	1,900,382

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2031	2,000	1,688,485

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,108,716

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	495,031

Series 2019, RB	5.00%	09/01/2048	485	550,467

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2045	1,175	1,375,833

Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2055	6,000	6,925,964

Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2040	3,560	4,226,090

Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2043	1,165	1,370,957

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	990	1,254,815

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	4,000	4,583,960

Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,019,963

Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,044,809

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2031	6,670	5,749,900

North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,926,997

Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,767,140

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	6,000	5,414,641

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	670	619,000

Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(k)	5.00%	05/01/2022	3,000	3,096,095

Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,840,523

Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,934,019

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	342,377

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	136,140

Series 2020, RB	4.00%	09/01/2051	460	518,095

Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	355	407,011

Series 2020, RB	4.00%	08/15/2050	1,240	1,416,966

Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,023,281

Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,023,259

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	306,596

Series 2015 A, RB	5.25%	08/15/2045	3,555	4,032,694

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,441,372

Palm Desert (City of), CA;
Series 2021, Ref. RB	4.00%	09/02/2031	800	920,311

Series 2021, Ref. RB	4.00%	09/02/2037	1,200	1,362,034

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	490,959

Series 2021, Ref. RB	4.00%	09/01/2051	650	698,198

Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	6,670	7,461,129

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	07/01/2049	8,440	3,432,654

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(d)	4.00%	09/01/2050	2,500	2,920,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	$1,425	$1,479,332

Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,549,050

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	451,684

Regents of the University of California;
Series 2013 AI, RB(g)	5.00%	05/15/2038	6,000	6,480,423

Series 2016 L, Ref. RB(f)(g)	5.00%	05/15/2041	6,580	7,775,922

Series 2018 O, RB(g)	5.00%	05/15/2048	10,000	12,376,184

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,127,134

Series 2015, RB	5.00%	09/01/2044	1,500	1,691,411

Riverside Unified School District; Series 2021, RB	4.00%	09/01/2045	425	475,379

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	140,950

Series 2020, RB	4.00%	09/01/2050	265	298,116

Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,875,554

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	647,574

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1- Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	503,884

Series 2020, RB	4.00%	09/01/2050	1,000	1,117,131

Series 2020, RB	5.00%	09/01/2050	1,520	1,798,615

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1- Facilities);
Series 2020, RB	4.00%	09/01/2045	150	167,961

Series 2020, RB	4.00%	09/01/2050	200	223,426

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,574,095

Sacramento (County of), CA; Series 2018 C, Ref. RB(k)	5.00%	07/01/2039	3,315	4,081,101

Sacramento Municipal Utility District; Series 2020 H, RB(g)	4.00%	08/15/2045	12,000	14,372,330

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	206,171

Series 2020, RB	4.00%	09/01/2045	380	420,329

Series 2020, RB	4.00%	09/01/2050	225	248,501

San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB(b)(c)	5.00%	04/15/2022	3,000	3,091,578

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,535	1,542,890

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,390,852

Series 2019 B, Ref. RB(k)	4.00%	07/01/2044	1,000	1,148,540

San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(g)	5.00%	04/01/2024	7,020	7,904,342

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(g)(k)	5.25%	05/01/2048	10,500	12,989,441

Series 2019 E, RB(k)	5.00%	05/01/2050	3,515	4,310,463

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	255,369

Series 2020, RB	4.00%	09/01/2050	425	478,625

San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(g)	5.00%	11/01/2036	6,300	6,350,673

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,645	1,770,158

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	249,491

Series 2014 A, RB	5.00%	08/01/2028	370	418,813

Series 2014 A, RB	5.00%	08/01/2029	450	509,045

Series 2014 A, RB	5.00%	08/01/2032	785	885,833

Series 2014 A, RB	5.00%	08/01/2033	375	422,867

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,119,322

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,692,563

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	3,565	3,709,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(b)(c)	5.00%	08/01/2023	$5,000	$5,467,320

San Francisco (City of), CA Public Utilities Commission; Series 2012, RB(b)(c)	5.00%	05/01/2022	5,000	5,163,577

San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(f)(g)	5.00%	08/01/2047	6,575	8,014,952

San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	3,730	4,394,386

San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,682,929

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2032	1,000	841,646

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2030	2,500	2,510,031

San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,238,918

Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(d)	5.60%	08/01/2023	105	110,381

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(d)(e)	0.00%	04/01/2036	1,000	708,203

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,523,023

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,072,707

Series 2013, RB	5.63%	09/01/2043	2,880	3,108,415

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2036	7,000	3,091,290

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2028	1,520	1,391,810

Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	5,000	4,462,821

Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2030	1,210	1,049,836

South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	769,132

Series 2014 A, Ref. RB	5.00%	08/15/2029	900	922,872

Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,025,314

Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,722,275

Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,025,328

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,500	3,147,624

State of California;
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,000	2,366,814

Series 2020, GO Bonds(g)	4.00%	03/01/2050	7,000	8,243,161

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,578,213

Three Rivers Levee Improvement Authority; Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,838,826

Torrance Unified School District; Series 2009, GO Bonds(e)	0.00%	08/01/2034	1,400	909,480

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2038	1,000	1,280,691

Series 2020 A, RB	5.00%	10/01/2039	1,000	1,277,502

Series 2020 A, RB	5.00%	10/01/2045	1,000	1,259,794

Series 2020 A, RB	5.00%	10/01/2049	1,100	1,380,531

Series 2020 B, RB	5.00%	10/01/2034	300	383,748

Series 2020 B, RB	5.00%	10/01/2038	300	380,065

University of California;
Series 2021 BH, Ref. RB	4.00%	05/15/2046	5,680	6,829,664

Serues 2020-XF1211, Revenue Ctfs.(g)	4.00%	05/15/2051	10,000	11,920,515

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2025	5,000	4,854,906

West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,153,455

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	9,370	7,899,637

Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,630	1,857,486

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2022	2,655	2,652,138

				976,002,010

Guam–3.47%
Guam (Territory of); Series 2011 A, RB(b)(c)	5.25%	01/01/2036	3,000	3,049,114

Guam (Territory of) International Airport Authority; Series 2013 C, RB(k)	6.38%	10/01/2043	3,000	3,254,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026	$2,500	$2,623,001

Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2027	1,500	1,572,997

Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030	4,000	4,188,224

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,961,579

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,888,141

Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	4,319,600

				22,856,870

Puerto Rico–2.14%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,860	1,909,940

Series 2002, RB	5.63%	05/15/2043	300	301,786

Series 2005 A, RB(e)	0.00%	05/15/2050	4,325	690,627

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,150	1,249,284

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	2,000	2,180,415

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2031	1,500	1,216,344

Series 2018 A-1, RB(e)	0.00%	07/01/2046	10,000	3,341,387

Series 2018 A-1, RB(e)	0.00%	07/01/2051	13,280	3,227,239

				14,117,022

Virgin Islands–1.13%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,685,458

Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(j)	5.00%	09/01/2030	2,000	2,286,654

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	2,115	2,133,506

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,250	1,253,149

Series 2010 A, RB	5.00%	10/01/2029	85	85,214

				7,443,981

TOTAL INVESTMENTS IN SECURITIES(m)–154.72% (Cost $927,384,686)				1,020,419,883

FLOATING RATE NOTE OBLIGATIONS–(23.13)%
Notes with interest and fee rates ranging from 0.56% to 0.66% at 08/31/2021 and contractual maturities of collateral ranging from 08/01/2031 to 04/01/2056 (See Note 1J)(n)				(152,580,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.58)%				(208,270,062)

OTHER ASSETS LESS LIABILITIES–(0.01)%				(27,098)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$659,542,723

Investment Abbreviations:

AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
COP – Certificates of Participation
Ctfs. – Certificates
GO – General Obligation
INS – Insurer
LOC – Letter of Credit
NATL – National Public Finance Guarantee Corp.
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
VRD – Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,620,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(g)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(h)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $53,292,080, which represented 8.08% of the Trust’s Net Assets.

(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Trust’s investments with a value of $260,683,617 are held by TOB Trusts and serve as collateral for the $152,580,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	66.5%
General Obligation Bonds	21.7
Pre-Refunded Bonds	11.4
Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $927,384,686)	$1,020,419,883

Receivable for:
Investments sold	433,000

Interest	10,086,390

Investment for trustee deferred compensation and retirement plans	57,972

Total assets	1,030,997,245

Liabilities:
Floating rate note obligations	152,580,000

Variable rate muni term preferred shares ($0.01 par value, 2,083 shares issued with liquidation preference of $100,000 per share)	208,270,062

Payable for:
Investments purchased	3,916,462

Dividends	48,163

Amount due custodian	6,083,272

Accrued fees to affiliates	52,015

Accrued interest expense	186,794

Accrued trustees’ and officers’ fees and benefits	1,350

Accrued other operating expenses	172,132

Trustee deferred compensation and retirement plans	144,272

Total liabilities	371,454,522

Net assets applicable to common shares	$659,542,723

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$580,529,896

Distributable earnings	79,012,827

$659,542,723

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,871,992

Net asset value per common share	$13.78

Market value per common share	$14.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$17,986,557

Expenses:
Advisory fees	2,806,633

Administrative services fees	46,012

Custodian fees	43

Interest, facilities and maintenance fees	1,683,634

Transfer agent fees	20,446

Trustees’ and officers’ fees and benefits	15,315

Registration and filing fees	10,419

Reports to shareholders	10,441

Professional services fees	55,563

Other	(37,113)

Total expenses	4,611,393

Net investment income	13,375,164

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	898,638

Change in net unrealized appreciation of unaffiliated investment securities	15,702,981

Net realized and unrealized gain	16,601,619

Net increase in net assets resulting from operations applicable to common shares	$29,976,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$13,375,164	$27,333,948

Net realized gain	898,638	5,869,547

Change in net unrealized appreciation (depreciation)	15,702,981	(28,979,395)

Net increase in net assets resulting from operations applicable to common shares	29,976,783	4,224,100

Distributions to common shareholders from distributable earnings	(13,642,095)	(26,206,271)

Net increase in common shares of beneficial interest	92,245	–

Net increase (decrease) in net assets applicable to common shares	16,426,933	(21,982,171)

Net assets applicable to common shares:
Beginning of period	643,115,790	665,097,961

End of period	$659,542,723	$643,115,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$29,976,783

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(46,234,817)

Proceeds from sales of investments	39,765,075

Purchases of short-term investments, net	(6,107,942)

Amortization of premium on investment securities	3,515,969

Accretion of discount on investment securities	(2,713,067)

Net realized gain from investment securities	(898,638)

Net change in unrealized appreciation on investment securities	(15,702,981)

Change in operating assets and liabilities:

Increase in receivables and other assets	(178,379)

Decrease in accrued expenses and other payables	(125,096)

Net cash provided by operating activities	1,296,907

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(13,550,006)

Increase in payable for amount due custodian	4,008,099

Proceeds of TOB Trusts	11,610,000

Repayments of TOB Trusts	(3,365,000)

Net cash provided by (used in) financing activities	(1,296,907)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$92,245

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$24,218

Cash paid during the period for interest, facilities and maintenance fees	$1,669,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco California Value Municipal Income Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 28,	Year Ended February 29,		Years Ended February 28,
	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$ 13.44		$ 13.90	$ 12.81	$ 13.00	$ 13.28	$ 13.95

Net investment income(a)	0.28		0.57	0.54	0.58	0.64	0.70

Net gains (losses) on securities (both realized and unrealized)	0.35		(0.48)	1.10	(0.16)	(0.28)	(0.68)

Total from investment operations	0.63		0.09	1.64	0.42	0.36	0.02

Less:
Dividends paid to common shareholders from net investment income	(0.29)		(0.55)	(0.52)	(0.59)	(0.64)	(0.69)

Return of capital	–		–	(0.03)	(0.02)	–	–

Total distributions	(0.29)		(0.55)	(0.55)	(0.61)	(0.64)	(0.69)

Net asset value per common share, end of period	$ 13.78		$ 13.44	$ 13.90	$ 12.81	$ 13.00	$ 13.28

Market value per common share, end of period	$ 14.01		$ 12.86	$ 12.60	$ 12.02	$ 11.86	$ 12.40

Total return at net asset value(b)	4.72%		1.08%	13.29%	3.81%	3.00%	0.20%

Total return at market value(c)	11.27%		6.70%	9.45%	6.77%	0.63%	(3.25)%

Net assets applicable to common shares, end of period (000’s omitted)	$659,543		$643,116	$665,098	$613,138	$622,463	$635,426

Portfolio turnover rate(d)	3%		20%	8%	14%	13%	8%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	1.39	%(e)	1.66%	2.26%	2.16%	2.16%	1.64%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.88	%(e)	0.92%	0.92%	0.98%	0.99%	0.82%

Without fee waivers and/or expense reimbursements	1.39	%(e)	1.66%	2.26%	2.16%	2.16%	1.76%

Ratio of net investment income to average net assets	4.03	%(e)	4.27%	4.08%	4.53%	4.82%	5.03%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$208,300		$208,300	$208,300	$208,300	$208,300	$188,300

Asset coverage per preferred share(f)	$416,631		$408,745	$419,298	$394,353	$398,830	$437,454

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco California Value Municipal Income Trust

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in California municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

20	Invesco California Value Municipal Income Trust

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer

21	Invesco California Value Municipal Income Trust

market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Trust engaged in securities purchases of $3,820,022 and securities sales of $9,900,061, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $150,873,571 and 0.62%, respectively.

22	Invesco California Value Municipal Income Trust

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$9,503,343	$5,866,557	$15,369,900

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $32,184,164 and $40,187,775, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$96,253,023

Aggregate unrealized (depreciation) of investments	(3,133,683)

Net unrealized appreciation of investments	$93,119,340

Cost of investments for tax purposes is $927,300,543.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2021	2021

Beginning shares	47,865,334	47,865,334

Shares issued through dividend reinvestment	6,658	–

Ending shares	47,871,992	47,865,334

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 200 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act.

The Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on June 1, 2020, unless earlier redeemed, repurchased or extended. On November 19, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2022, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2021, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2021 were $208,300,000 and 1.09%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP

23	Invesco California Value Municipal Income Trust

Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0475	September 14, 2021	September 30, 2021

October 1, 2021	$0.0475	October 14, 2021	October 29, 2021

24	Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco California Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage suck risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key services providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile for the one year period, fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board noted that an underweight allocation to local and state general obligation bonds detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

25	Invesco California Value Municipal Income Trust

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that there were only six funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

26	Invesco California Value Municipal Income Trust

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Withheld

(1).	Jack M. Fields	39,024,521.17	952,550.87
	Martin L. Flanagan	39,108,114.17	868,957.87
	Elizabeth Krentzman	39,070,521.17	906,550.87
	Robert C. Troccoli	38,964,261.17	1,012,810.87
	James D. Vaughn	39,011,606.17	965,465.87

27	Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07404	VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021